ADVANCED SERIES TRUST

AST Columbia Adaptive Risk Allocation Portfolio

Supplement dated February 2, 2017

to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Columbia Adaptive Risk Allocation Portfolio (the Portfolio), and the Prospectus and Statement of Additional Information for the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Beth Vanney, Orhan Imer, and Toby Nangle are no longer portfolio managers for the Portfolio. Jeffrey Knight, CFA, and Joshua Kutin, CFA, continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Trust’s Prospectus and SAI and the Portfolio’s Summary Prospectus are hereby revised as follows:

I.	All references and information pertaining to Beth Vanney, Orhan Imer, and Toby Nangle are hereby deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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